SCHNEIDER WEINBERGER LLP

Attorneys-at-Law

2200 Corporate Boulevard, Suite 210

Boca Raton, Florida 33431-7307

Telephone
James M. Schneider, P.A.	(561) 362-9595
Steven I. Weinberger, P.A.	Facsimile
(561) 362-9612

“CORRESP”

June 22, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Desk

Re:	Spear & Jackson, Inc. (the “Company”)

Dear Sir/Madam:

Enclosed for filing on behalf of the Company is Schedule 14C Information Statement providing a Notice of Change in Control and of a Majority of Directors pursuant to Section 14(f) of the Securities Exchange Act of 1934 and Rule 14f-1 thereunder.

Should you have any questions or comments regarding the filing, please contact the undersigned at (561) 362-9595 or Susan F. Reibstein, Esq., counsel for Jacuzzi Brands, Inc., the principal stockholder of Spear & Jackson, at (212) 450-4872. Thank you for your attention in this matter.

Very truly yours,

SCHNEIDER WEINBERGER & BEILLY LLP

By:	/s/ James M. Schneider
James M. Schneider

JMS:sjm

Enclosure

cc:	Spear & Jackson, Inc.
Susan F. Reibstein, Esq.